Offerings - Offering: 1	Aug. 07, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 10,493,973.08
Amount of Registration Fee	$ 1,606.63
Offering Note	An aggregate fee of $12,683.00 was paid with the filing of the Schedule TO-I by PGIM Private Real Estate Fund, Inc. (File No. 005-94116) on March 13, 2024 (the "March 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2024 Schedule TO-I filed on April 16, 2024 was $634.22. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $12,048.78 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset a portion of the filing fee in connection with the filing of the Schedule TO-I on June 27, 2024 (the "June 2024 Schedule TO-I"). More specifically, $12,683.00 from the filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the final transaction fee due for the June 2024 Schedule TO-I filing, and a portion of the remaining $11,394.74 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on September 27, 2024. Furthermore, a portion of the remaining $10,595.13 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on December 30, 2024. Moreover, a portion of the remaining $9,693.86 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on March 27, 2025. Lastly, a portion of the remaining $8,415.36 filing fee paid in connection with the March 2024 Schedule TO-I was used to offset the filing fee in connection with the Schedule TO-I on June 27, 2025 (the "June 2025 Schedule TO-I"). This is the final amendment to the June 2025 Schedule TO-I and is being filed to report the results of the offer.